Lord Abbett

Research Fund
Large-Cap Series o Small-Cap Value

1999 Annual Report

[GRAPHIC OMITTED]

Two portfolios designed to help
you build for your future


Visit our Web Site and get: up to date statistics and other useful information at www.lordabbett.com

     Lord Abbett Research Fund Large-Cap Series o Small-Cap Value Series


                                                  A Tradition of Value Investing

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We recognize each investor's need for a  well-diversified  portfolio.  Our value investing process can benefit investors in both large and small company stocks. Our goal, to provide investors competitive returns with relatively moderate fluctuations in price, applies to both Series.


--------------------------------------------------------------------------------
Value Investing at Work in a Portfolio of Large Company Stocks and a Portfolio of Small Company Stocks


Lord Abbett Research Fund--Large-Cap Series has produced long-term returns above the average of mutual funds that focus on value stocks of large companies.


Large-Cap Series Performance

Average Annual Total Returns as of 11/30/99

                                [GRAPHIC OMITTED]

The Small-Cap Value Series has outperformed small value company stocks in general and the average of mutual funds that focus on value stocks of small companies for the period since its inception.



Small-Cap Value Series Performance

Average Annual Total Returns as of 11/30/99

                                [GRAPHIC OMITTED]

Performance data shown is for Class A shares at net asset value and assumes the reinvestment of all distributions. Comparative fund performance provided by Morningstar, Inc. does not account for the deduction of sales charges and would be different if sales charges were included. The Russell 2000 Value Index is an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted earnings growth values. An investor cannot invest directly in an index.

Source: Morningstar, Inc.


--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

Average annual total returns for the periods ended 12/31/99 at the Class A share maximum sales charge of 5.75%, with all distributions reinvested:

                                [GRAPHIC OMITTED]

The results quoted herein represent past performance, which is no indication of future results. The investment return and principal value of an investment in either Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

(1)  Period  12/13/95-11/30/99  for the Small-Cap Value Series;  1/1/96-11/30/99
     for Morningstar average and the Russell 2000 Value Index, which is an unmanaged index. The Index is unavailable for investment.

(2)  The Large-Cap Series commenced operations 6/3/92.

(3)  The Small-Cap Value Series commenced operations 12/13/95.

During the 5-year and Life-of-Series periods shown, Lord Abbett waived or assumed a portion of fees and expenses for each Series. Please see the Series' prospectus for a history of such waivers and assumptions. There are no plans to continue such waivers and assumptions in the future.

Report to Shareholders
For the Fiscal Year Ended November 30, 1999

[PHOTO]
Robert S. Dow
Chairman

"The continued vigor of the U.S. economy combined with improving global economies boded well for corporate profit growth and the U.S. equity market."

Lord Abbett Research Fund completed its fiscal year on November 30, 1999. We are pleased to present you with an overview of performance and class-specific data for the period.

                                         Large-Cap Series
                     -----------------------------------------------------------
                     Class A    Class B    Class C    Class P+     Class Y++
--------------------------------------------------------------------------------
Net asset value      $25.32     $25.03     $25.05     $25.36       $25.30
Dividends            $ 0.10     $    -     $    -     $ 0.03       $ 0.04
Capital gains paid   $ 0.17     $ 0.17     $ 0.17     $    -       $    -
Total return*        +16.99%    +16.21%    +16.20%    +1.20%**     +0.52%**

                                         Small-Cap Value Series
                     -----------------------------------------------------------
                     Class A    Class B    Class C    Class P+++    Class Y
--------------------------------------------------------------------------------
Net asset value      $15.63     $15.34     $15.34      $15.63       $15.71
Dividends            $    -     $    -     $    -      $    -       $    -
Capital gains paid   $    -     $    -     $    -      $    -       $    -
Total return*        +8.84%     +8.03%     +8.03%     -4.75%**      +9.10%

The continued vigor of the U.S. economy combined with improving global economies boded well for corporate profit growth and the U.S. equity market. Investors continued to focus on large companies that had provided the best recent performance. As a result, many large-cap growth stocks became more expensive relative to their fundamentals. Evidence that a very few number of companies dramatically influenced the market's overall returns is the fact that, through November 1999, 280 of the stocks in the S&P 500 had negative returns for the year. We believe that the retail investor's fascination with popular Internet stocks contributed to this focus on a small number of specialized companies.

About Large-Cap Series

We attribute the solid performance of your portfolio to several factors. First, the new era of technology-related telecommunications spawned several winning stocks for the portfolio. Second, we sharply reduced our exposure to the consumer non-cyclical sector, a group whose performance was poor for the year. Third, we increased our allocation in the basic materials sector (aluminum, paper, chemicals, etc.), as we believe this sector contains significant value. Amidst merger and acquisition activity, the performance of the financial sector weakened in 1999. Valuations suffered as acquiring banks eventually found it hard to both cut costs and grow revenue. Intense competition forced downward earnings revisions in the group and some of our holdings suffered as a result.

About Small-Cap Value Series

Our exposure to technology and telecommunications stocks helped the overall performance of the portfolio. Additionally, the portfolio benefited from the purchase of several hardware technology stocks that were depressed earlier in the year, but performed quite well as the year progressed. When these stocks hit the target prices we had set, they were sold and the proceeds were used to invest in other parts of the technology sector such as software and information technology services. Despite prospects of continuing consolidation, we remained significantly underweighted in the financial sector. This paid off later as disappointing earnings drove small-cap financial stocks down.

Looking Ahead

We anticipate that corporate earnings both in the U.S. and the global economy will continue to improve. We remain watchful for any signs of inflation caused by global expansion. Periods of inflation, usually resulting in higher interest rates, can be a challenging environment for stocks. However, we believe that in an environment characterized by accelerating global growth, rising interest rates and stable inflation, the earnings of a large number of companies tend to accelerate, and value stocks tend to outperform growth stocks.
Thank you for your continued confidence in Lord Abbett Research Fund. We look forward to helping you achieve your financial goals in the new millennium.

* Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

**   Not annualized.

+    Since inception (4/28/99). ++ Since inception (5/4/99).

+++  Since inception (6/23/99).

LORD ABBETT RESEARCH FUND--LARGE-CAP SERIES

Unique Management Style Produces an Outperformer

Shareholders investing $10,000 at the Series' inception on June 3, 1992 had a portfolio worth $36,060 as of November 30, 1999, an average annual gain of 18.7%.

[GRAPHIC OMITTED]

(1) Series performance is at net asset value for Class A shares and assumes the reinvestment of all distributions.

(2)  Source: Morningstar. Performance reflects the period 6/1/92-11/30/99.






LORDABBETT RESEARCH FUND--SMALL-CAP VALUE SERIES

Seeking the Best Small-Cap Value Stocks

A $10,000 investment made on January 1, 1996 was worth $16,941 as of November 30, 1999, outperforming both the unmanaged Russell 2000 Value Index and the Morningstar Average of Small Value Funds. This represents an average annual gain of 14.4%


[GRAPHIC OMITTED]



(1) Series performance is at net asset value for Class A shares and assumes the reinvestment of all distributions.


(2)  Source: Morningstar.


(3) The Russell 2000 Value Index is an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted earnings growth values. An investor cannot invest directly in an index.

Important Information

Common stocks purchased by each Series are subject to market fluctuations, providing the potential for gains and the risk of loss. Lord Abbett Research Fund-Small-Cap Value Series invests in small-cap companies, which typically have a higher risk of failure and historically have experienced a greater degree of illiquidity and market volatility than large-cap companies. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Past performance is no indication of future results. Tax consequences are not reflected. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Series issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the Fund's current prospectus. If used as sales material after 3/31/00, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.


                               STATEMENT OF NET ASSETS
                               SMALL-CAP VALUE SERIES November 30, 1999


                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Investments in Common Stocks and Other Securities 99.86%
------------------------------------------------------------------------------------------------------------------------============

Aerospace/Defense 4.69%        AAR Corp.-Major supplier of products and services
                               for the worldwide aviation industry                                          365,000      $ 6,022,500

                              *Alliant Techsystems Inc.-Develops and supplies aerospace
                               and defense technologies, products,
                               and systems to the U.S. and its allies                                        25,000        1,373,437

                              *Doncasters plc ADR-Supplier of tolerance-critical
                               aircraft engine components                                                   259,200        2,268,000

                              *Moog Inc. Class A+-Manufacturer of electrohydraulic control systems          455,200       11,949,000

                               Total                                                                                      21,612,937
------------------------------------------------------------------------------------------------------------------------============

Aluminum .95%                  IMCO Recycling Inc.-Major aluminum recycler, and zinc
                               and magnesium processor                                                      340,000        4,377,500
------------------------------------------------------------------------------------------------------------------------============
Apparel 4.44%                 *Cutter & Buck Inc.-Designs and markets upscale s
                               portswear and outerwear                                                      154,200        2,399,737

                               Garan Inc.-Supplier of knitted and woven apparel                             236,200        7,322,200

                              *Gildan Activewear Inc. Class A-Manufacturer of
                               branded basic activewear                                                     200,000        3,500,000

                              *North Face Inc.-Manufacturer of camping equipment and outerwear              186,500          967,469

                               Phillips-Van Heusen Corp.-Apparel manufacturer                               700,000        5,950,000

                               Stride Rite Corp.-Producer and retail marketer of
                               adult's & children's shoes                                                    47,900          305,363

                               Total                                                                                      20,444,769
------------------------------------------------------------------------------------------------------------------------============

Auto Parts: After Market .55%  Clarcor Inc.-Manufactures engine and environmental filtration
                               products for automotive and heavy duty applications                          145,000        2,519,375
------------------------------------------------------------------------------------------------------------------------============
Auto Parts: Original Equipment *American Axle & Manufacturing Holdings Inc.-Manufacturer
2.15%                          of driveline systems for light trucks and sport utility vehicles             250,000        3,218,750


                              *Jason Inc.-Produces nonwoven fiber insulation for the
                               automotive industry and seating products for off-road equipment              119,700          927,675

                               Superior Industries International-Designs and manufactures
                               motor vehicle parts and accessories                                          215,000        5,764,688

                               Total                                                                                       9,911,113
------------------------------------------------------------------------------------------------------------------------============

Auto Trucks & Parts 3.07%      Oshkosh Truck Corp.-Manufactures and markets a broad range
                               of heavy specialized motor vehicles                                          512,000       14,144,000
------------------------------------------------------------------------------------------------------------------------============

------------------------------------------------------------------------------------------------------------------------============
Banks: Regional 1.81%          Community First Bankshares Inc.-A multibank holding company                  235,000        4,274,062

                               East-West Bancorp Inc.-A commercial bank specializing in
                               commercial, construction and  real estate lending, as well
                               as financing international trade                                             115,000        1,415,937

                               Sterling Bancshares Inc.-Provides a wide range of retail,
                               commercial and mortgage banking services                                     205,000        2,626,563

                               Total                                                                                       8,316,562
------------------------------------------------------------------------------------------------------------------------============

Biotechnology 1.15%           *Gliatech Inc.-Develops and commercializes medical devices
                               designed to inhibit excessive surgical scarring and adhesions                400,000        5,300,000
------------------------------------------------------------------------------------------------------------------------============
Building Materials 5.31%       Hughes Supply Inc.-Supplier of building materials
                               and plumbing equipment                                                       374,700        8,875,706

                               LSI Industries Inc.-Manufacturer of lighting fixtures,
                               menu board systems and graphic products                                      165,400       3,979,938

                              *Simpson Manufacturing Co. Inc.-Manufacturer of
                               construction-related fasteners                                               278,000       11,589,125

                               Total                                                                                      24,444,769
------------------------------------------------------------------------------------------------------------------------============

                                                                               3

                               STATEMENT OF NET ASSETS
                               SMALL-CAP VALUE SERIES November 30, 1999


                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------

Chemicals .75%                 Calgon Carbon Corp.-Manufactures and markets products
                               and services employed for separation, concentration
                               and purification of liquids and gases                                        143,300       $  877,713

                               Cambrex Corp.-Supplies health and biotechnology
                               products to the life sciences industries                                      81,900        2,579,850

                               Total                                                                                       3,457,563
------------------------------------------------------------------------------------------------------------------------============
Communications Equipment 1.69% Methode Electronics Class A-Producer of electronic components                288,500        7,789,500
------------------------------------------------------------------------------------------------------------------------============
Communications Technology .36% *Anadigics Inc.-Supplies radio frequency and microwave
                               integrated circuits used to receive and transmit signals                      37,000        1,665,000
------------------------------------------------------------------------------------------------------------------------============

Computer Services 4.53%       *American Management Systems-Provides a range of consulting services          275,000        8,078,125

                               Analysts International Corp.-Provides a variety of computer
                               software services to computer users                                          625,000        7,460,937

                              *Ciber Inc.-Provides management consulting for business
                               technology solutions                                                         250,000        5,328,125

                               Total                                                                                      20,867,187
------------------------------------------------------------------------------------------------------------------------============
Computer Technology 1.01%     *RSA Security Inc.-Delivers Internet security solutions
                               for electronic businesses                                                    125,000        4,656,250
------------------------------------------------------------------------------------------------------------------------============
------------------------------------------------------------------------------------------------------------------------============
Computer: Hardware 1.89%      *Electronics For Imaging Inc.-Develops technologies that
                               enable digital color printing over computer networks                          65,000        2,896,563

                              *Paxar Corp.-Manufactures identification and tracking
                               systems for all aspects of the retail supply chain                           421,100        3,579,350

                              *Zebra Technologies Corp. Class A-Provider of
                               bar code labeling systems                                                     37,000        2,233,875

                               Total                                                                                       8,709,788
------------------------------------------------------------------------------------------------------------------------============

Computer: Software 1.93%      *Datastream Systems Inc.-Develops and markets computers,
                               file/server enterprise software for the industrial
                               automation market                                                            211,800        2,965,200

                              *Inprise Corp.-A direct marketer of microcomputers,
                               peripherals and software                                                     154,300        1,369,412

                              *Metro Information Services Inc.-Distributes and
                               manufactures electronic products and custom-made
                               electronic assemblies                                                        185,000        2,751,875

                              *Systems & Computer Technology Corp.-Provides
                               client/server, mission-critical enterprise software and
                               information technology services                                              125,000        1,789,063
                               Total                                                                                       8,875,550
------------------------------------------------------------------------------------------------------------------------============

Consumer Electronics 2.86%    *Good Guys Inc.+-Warrants expiring 8/19/2002                                  387,500        1,822,710

                              *Good Guys Inc.+-Retailer of consumer electronics products                  1,399,100       11,367,688

                               Total                                                                                      13,190,398
------------------------------------------------------------------------------------------------------------------------============
Containers 2.69%              *BWAY Corp.-Manufacturer of steel containers                                  223,300        1,283,975

                              *Ivex Packaging Corp.+-Designer and manufacturer of
                               flexible packaging products                                                1,050,000       11,090,625

                               Total                                                                                      12,374,600
------------------------------------------------------------------------------------------------------------------------============
Drugs .09%                    *Covance Inc.-A contract research organization
                               providing a wide range of integrated product development services             37,900          412,162
------------------------------------------------------------------------------------------------------------------------============
Electrical Equipment .03%      Woodhead Industries Inc.-Manufacturer of specialty electrical products         8,800          116,600
------------------------------------------------------------------------------------------------------------------------============
Electronics 3.36%              BEI Technologies Inc.+-Designs, makes and sells electronic devices that provide vital sensory input for the control
                               systems of advanced machinery and automatic systems                          415,000        5,343,125

                               Kollmorgen Corp.-Manufacturer of electronic motion
                               control products and systems                                                 480,000        4,380,000

                              *SBS Technologies Inc.-Manufactures standard bus-embedded
                               computer components and custom stand-alone applications                      170,000        5,737,500

                               Total                                                                                      15,460,625
------------------------------------------------------------------------------------------------------------------------============
Electronics:                   *Kent Electronics Corp.-Manufactures electronic components
Equipment/Components           and interconnect assemblies                                                   96,100        2,204,294
3.70%
                              *Sensormatic Electronics Corp.-Supplies electronic
                               security systems to the retail, commercial and
                               industrial marketplaces                                                      930,000       14,821,875

                               Total                                                                                      17,026,169
------------------------------------------------------------------------------------------------------------------------============
Energy Equipment              *NS Group Inc.-Manufacturer of oil tubular steel
& Services .93%                products and industrial adhesive products                                    410,000        4,253,750
------------------------------------------------------------------------------------------------------------------------============
Engineer/Control Services .72% *Baker (Michael) Corp.+-Engineering, operations
                               & maintenance and construction firm                                          511,500        3,324,750
------------------------------------------------------------------------------------------------------------------------============
Financial: Miscellaneous 3.11% Doral Financial Corp.-Originates, purchases, sells and
                               services mortgage loans for single-family  residences in Puerto Rico         465,000        5,550,937

                                                                               5



                               STATEMENT OF NET ASSETS
                               SMALL-CAP VALUE SERIES November 30, 1999


                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------

                              *Financial Federal Corp.-Provides installment financing and
                               leasing programs to the manufacturing industries                             425,000      $ 8,792,187
                               Total                                                                                      14,343,124
------------------------------------------------------------------------------------------------------------------------============

Food 5.45%                     Dreyer's Grand Ice Cream Inc.-Ice cream manufacturer
                               and distributor                                                              800,000       13,300,000

                               Michael Foods Inc.-Processor and distributor of
                               eggs and egg products, retail potato and dairy items                         297,300        7,451,081

                              *NBTY Inc.-Manufacturer and retailer of a broad line of
                               nutritional supplements in the United States and the United Kingdom          310,000        3,032,188

                               Sanderson Farms Inc.-Produces, processes, markets and
                               distributes fresh & frozen chicken and other prepared food                   143,200        1,306,700

                               Total                                                                                      25,089,969
------------------------------------------------------------------------------------------------------------------------============
Health Care                   *Sierra Health Services Inc.-Provider of managed health
Management Services            and workers' compensation plans
 .46%                           in Nevada, Texas and the Northeast                                           224,200        2,101,875
------------------------------------------------------------------------------------------------------------------------============

Health Care Products 7.99%    *Arrow International Inc.-Supplies disposable
                               catheters and related clinical products                                      231,100        6,918,556

                              *Haemonetics Corp.-Major manufacturer of blood collection systems             405,000        9,112,500

                              *ICU Medical Inc.-Manufacturer of proprietary disposable
                               medical connection devices for use in
                               intravenous therapy applications                                             330,000        4,991,250

                               Invacare Corp.-Manufacturer of medical equipment
                               for the home health care, retail and extended care markets                   355,000       7,477,188

                               Mentor Corp.-Develops, makes and sells a broad range of
                               products for plastic and reconstructive surgery                              355,000        8,298,125
                               Total                                                                                      36,797,619
------------------------------------------------------------------------------------------------------------------------============
Machinery .82%                 CMI Corp. Class A-Manufactures equipment for
applications                   heavy-duty construction and infrastructure                                   153,200        1,244,750

                              *Gardner Denver Inc.-Manufactures stationary air
                               compressors and blowers for industrial applications                          155,100        2,539,763

                               Total                                                                                       3,784,513
------------------------------------------------------------------------------------------------------------------------============
Machinery: Oil Well Equipment  *Marine Drilling Co. Inc.-Provides offshore contract drilling
4.61%                          services for independent and major oiland gas companies                      585,000        9,871,875

                              *National-Oilwell Inc.-Domestic oil and gas drilling and
                               production company                                                           585,000        8,336,250

                              *Oceaneering International Inc.-Sub-sea diving services                       233,500        3,035,500

                               Total                                                                                      21,243,625
------------------------------------------------------------------------------------------------------------------------============
Manufacturing 1.28%           *SPS Technologies Inc.-Producer of industrial fasteners,
                               specialty and magnetic materials, aerospace structures,
                               and precision tools                                                          180,000        5,895,000
------------------------------------------------------------------------------------------------------------------------============
Metal Fabricating 1.31%       *Shaw Group Inc. (The)-Supplies piping systems and
                               provides industrial construction and maintenance services                    290,000        6,053,750
------------------------------------------------------------------------------------------------------------------------============
Natural Gas .06%              *Meridian Resource Corp.-U.S. gas and oil exploration,
                               development and production company                                            78,400          289,100
------------------------------------------------------------------------------------------------------------------------============
Office Furniture &
Business Equipment .05%       *Neutral Posture Ergonomics Inc.+-Producer and
                               distributor of office chairs      1                                          91,700           239,625
------------------------------------------------------------------------------------------------------------------------============
Oil: Crude Producers 1.59%    *Basin Exploration Inc.-U.S. gas and oil exploration,
                               development and production company                                           415,000        7,340,313
------------------------------------------------------------------------------------------------------------------------============
Production:                   *Electro Scientific Industries Inc.-Provides
Technology Equipment           electronics manufacturers with equipment necessary to
3.56%                          produce key components used in wireless communications,
                               computers, automotive electronics and many other
                               electronic products                                                           70,000        4,090,625
------------------------------------------------------------------------------------------------------------------------============
                              *GenRad Inc.-Manufacturer of electrical test and
                               measurement equipment, auto diagnostic equipment                             694,500       12,283,969
------------------------------------------------------------------------------------------------------------------------============
                               Total                                                                                      16,374,594
------------------------------------------------------------------------------------------------------------------------============
Publishing 3.46%              *Scholastic Corp.-A leading publisher of children's
                               books and educational materials                                              290,000       15,913,750
------------------------------------------------------------------------------------------------------------------------============
Railroad Equipment .22%       *ABC-NACO Inc.-Supplier of specialty products for major
                               freight railroads in the U.S.                                                 90,000        1,006,875
------------------------------------------------------------------------------------------------------------------------============
Restaurants .53%              *Buca Inc.-Owns and operates "BUCA di BEPPO" restaurants                      215,000        2,445,625
------------------------------------------------------------------------------------------------------------------------============
Retail 2.09%                  *Coldwater Creek Inc.-A specialty direct mail retailer                        178,000        4,984,000

                              *Shopko Stores Inc.-A specialty discount retailer operating primarily in the Upper Midwest, Western Mountain and Pacific
                               Northwest regions of the United States                                       204,200        4,632,788

                               Total                                                                                       9,616,788
------------------------------------------------------------------------------------------------------------------------============

                                                                               5


                               STATEMENT OF NET ASSETS
                               SMALL-CAP VALUE SERIES November 30, 1999


                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------

Retail: Specialty 1.97%        Regis Corp.-Operates and franchises hair and retail product salons           315,000      $ 6,496,875

                              *United Retail Group Inc.-Retails large-size women's
                               apparel and accessories                                                      280,000        2,590,000

                               Total                                                                                       9,086,875
------------------------------------------------------------------------------------------------------------------------============

Soaps & House Chemicals .76%   Church & Dwight Co. Inc.-Produces and sells sodium bicarbonate
                               and sodium bicarbonate-based products under the ARM & HAMMER trademark       125,000        3,500,000
------------------------------------------------------------------------------------------------------------------------============

------------------------------------------------------------------------------------------------------------------------============
Specialty Materials 6.40%     *Cuno Inc.-Manufacturer of fluid filtration products for
                               healthcare, potable water and industrial fluid processing                    134,000        2,730,250

                              *Rogers Corp.+-Manufacturer of specialty materials and
                               components used in the communications, computer and
                               transportation market                                                        663,800       26,759,438

                               Total                                                                                      29,489,688
------------------------------------------------------------------------------------------------------------------------============
Supermarkets .98%              Ruddick Corp.-Manufactures sewing thread; operates
                               supermarkets in the Southeast                                                255,000        4,494,375
------------------------------------------------------------------------------------------------------------------------============

Telecommunication Equipment
1.85%                         *Commscope Inc.-Designs, makes and markets coaxial cables                     202,000        8,509,250
------------------------------------------------------------------------------------------------------------------------============
Telecommunications .33%       *Anixter International Inc.-Distributes multimedia technology
                               products throughout North America, Europe, Asia and Latin America             75,500        1,538,312
------------------------------------------------------------------------------------------------------------------------============
Transportation: Miscellaneous *Airnet System Inc.-Operates a national air transportation
 .07%                           network to make time-critical deliveries                                      61,700          331,638
------------------------------------------------------------------------------------------------------------------------============
Truckers .25%                 *Smithway Motor Express Corp. Class A+-Truckload carrier
                               concentrating on the flatbed segment                                         271,400        1,153,450
------------------------------------------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks and
                               Other Securities (Cost $449,639,450)                                                      459,890,650
------------------------------------------------------------------------------------------------------------------------============
Short-Term Investment .18%     Associates Corp. 5.68%, due 12/1/1999 (Cost $826,000)                        $826,000         826,000
------------------------------------------------------------------------------------------------------------------------============
                               Total Investments 100.04% (Cost $450,465,450)                                             460,716,650
------------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities (.04)%                                                                            (167,612)
------------------------------------------------------------------------------------------------------------------------============

Net Assets 100.00%                                                                                                     $ 460,549,038
------------------------------------------------------------------------------------------------------------------------============

                               Class A Shares-Net asset value ($209,515,847 / 13,402,402 shares outstanding)                  $15.63

                               Maximum offering price (net asset value plus sales charge of 5.75% of the offering price)      $16.58

                               Class B Shares-Net asset value ($155,495,202 / 10,133,789 shares outstanding)                  $15.34

                               Class C Shares-Net asset value ($45,928,947 / 2,993,150 shares outstanding)                    $15.34

                               Class P Shares-Net asset value ($1,085.31 / 69.442 shares outstanding)                         $15.63

                               Class Y Shares-Net asset value ($49,607,957 / 3,158,188 shares outstanding)                    $15.71


                               The descriptions of the companies are unaudited.

                              *Non-income producing security.

                              +Affiliated issuer (holdings  represent 5% or more
                               of the outstanding voting securities).
                               ADR American Depositary Receipt.
                               See Notes to Financial Statements.


                               STATEMENT OF NET ASSETS
                               LARGE-CAP SERIES November 30, 1999

                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Investments in Common Stocks 96.29%
------------------------------------------------------------------------------------------------------------------------============
Aluminum 2.05%                 Alcoa Inc.-Largest U.S. aluminum producer                                     80,000      $ 5,240,000
------------------------------------------------------------------------------------------------------------------------============
Automotive .89%                Ford Motor Co.-World's second largest producer of cars and trucks             45,000        2,272,500
------------------------------------------------------------------------------------------------------------------------============
Banks: Money Center 2.31%      Bank of America Corp.-Major money-center bank                                 35,000        2,047,500

                               Chase Manhattan Corp.-Major money-center bank holding company                 50,000        3,862,500

                               Total                                                                                       5,910,000
------------------------------------------------------------------------------------------------------------------------============
Banks: Regional 3.98%          Bank One Corp.-Leading bank holding company                                   55,000        1,938,750
------------------------------------------------------------------------------------------------------------------------============
                               Fleet Boston Financial Corp.-Provides  commercial
                               and investment banking services in the U.S.
                               and in other countries around the world                                       95,000        3,592,187
6



                               STATEMENT OF NET ASSETS
                               LARGE-CAP SERIES November 30, 1999

                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
                               Wells Fargo Co.-Midwestern regional bank holding company                     100,000      $ 4,650,000

                               Total                                                                                      10,180,937
------------------------------------------------------------------------------------------------------------------------============
Cable Services 1.94%          *MediaOne Group Inc.-Provides broadband and Internet services
                               to customers in the United States, Europe, and Asia                           16,000        1,268,000

                               Time Warner Inc.-A major entertainment and communications firm                60,000        3,701,250

                               Total                                                                                       4,969,250
------------------------------------------------------------------------------------------------------------------------============
Chemicals 2.66%                Dow Chemical Co.-Leading global chemical producer                             30,000        3,513,750

                               Rohm & Haas Co.-Manufacturer of specialty chemicals and plastics              90,000        3,296,250

                               Total                                                                                       6,810,000
------------------------------------------------------------------------------------------------------------------------============
Communications                *Loral Space & Communications-Major manufacturer of electronic
Technology 2.18%               warfare and communications systems                                           170,000        3,049,375

                              *QUALCOMM Inc.-Leading producer of communications
                               technologies and products                                                      7,000        2,536,187

                               Total                                                                                       5,585,562
------------------------------------------------------------------------------------------------------------------------============
Computer Services 1.68%       *Unisys Corp.-Provides information services, technology,
                               software and customer support                                                150,000        4,312,500
------------------------------------------------------------------------------------------------------------------------============
Computer Technology 2.83%     *Apple Computer Inc.-Main personal computer producer                           20,000        1,957,500

                              *Sun Microsystems Inc.-Supplier of network computer products including workstations, servers, software, microprocessors and
                               a full range of services and support                                          40,000        5,290,000

                               Total                                                                                       7,247,500
------------------------------------------------------------------------------------------------------------------------============
Computer: Hardware 3.04%       Compaq Computer Corp.-Develops and markets hardware,
                               software, solutions and services                                             120,000        2,932,500

                               International Business Machines Corp.-World's largest
                               computer manufacturer                                                         47,000        4,843,937

                               Total                                                                                       7,776,437
------------------------------------------------------------------------------------------------------------------------============
Computer: Software 2.84%      *Cadence Design Systems Inc.-Provides software technology and
                               comprehensive design and consulting services and technology                  180,000        3,195,000

                              *Oracle Corp.-Supplies software for enterprise information management          60,000        4,068,750

                               Total                                                                                       7,263,750
------------------------------------------------------------------------------------------------------------------------============

Conglomerates 1.19%            Minnesota Mining & Manufacturing Co.-Diversified global
                               manufacturer of value-added industrial, consumer and medical products         32,000        3,058,000
------------------------------------------------------------------------------------------------------------------------============

Copper 1.42%                   Phelps Dodge Corp.-Produces copper, carbon black, and magnet wire             70,000        3,640,000
------------------------------------------------------------------------------------------------------------------------============
Data Processing Equipment &
Components 1.05%               First Data Corp.-Information supplier for credit card
                               processing and related services                                               62,000        2,681,500
------------------------------------------------------------------------------------------------------------------------============
Drugs 4.05%                    American Home Products Corp.-Producer of drugs, food,
                               housewares and packaged medicine and medical products                        110,000        5,720,000

                               Pharmacia & Upjohn Inc.-Develops, makes and sells prescription
                               pharmaceutical and other related health-care products                         85,000        4,648,437

                               Total                                                                                      10,368,437
------------------------------------------------------------------------------------------------------------------------============
Electric Power 6.24%           Carolina Power & Light-Electric utility company
                               serving North and South Carolina                                             110,000        3,313,750

                               Dominion Resources Inc.-Sells electric energy to customers
                               and wholesale customers in Virginia and Northeastern United States            85,000        3,856,875

                               Duke Energy Corp.-Electric utility company serving North
                               and South Carolina                                                        100,000        5,068,750

                               FirstEnergy Corp.-Major midwestern electric utility holding company          160,000        3,730,000

                               Total                                                                                      15,969,375
------------------------------------------------------------------------------------------------------------------------============
Electrical Equipment 3.57%    *AlliedSignal Inc.-Major producer of aerospace components,
                               automotive parts and engineered materials                                     30,000       1,794,375

                               Emerson Electric Co.-Diversified manufacturer of consumer
                               and industrial electrical components                                          60,000        3,420,000

                               Honeywell Inc.-Manufacturer of automation and control systems                 35,000        3,917,812

                               Total                                                                                       9,132,187
------------------------------------------------------------------------------------------------------------------------============
Electronics:                   Texas Instruments Inc.-Major producer of semiconductors
Semiconductor 2.44%            and electronic equipment                                                      65,000        6,244,062
------------------------------------------------------------------------------------------------------------------------============
                                                                               7



                               STATEMENT OF NET ASSETS
                               LARGE-CAP SERIES November 30, 1999

                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment               Schlumberger Ltd.-Provider of oilfield services                               65,000     $  3,904,062
& Services 1.52%
------------------------------------------------------------------------------------------------------------------------============
Financial Services 1.18%       Morgan Stanley Dean Witter & Co.-Major brokerage and credit card company      25,000        3,015,625
------------------------------------------------------------------------------------------------------------------------============
Financial: Miscellaneous .91%  Fannie Mae-America's largest supplier of conventional home mortgages          35,000        2,331,875
------------------------------------------------------------------------------------------------------------------------============
Food 3.02%                     Archer-Daniels-Midland Co.-Leading processor and seller
                               of agricultural commodities                                                  300,000        3,731,250

                               Ralston-Ralston Purina Group-Produces and sells dog and cat foods            135,000        4,007,813

                               Total                                                                                       7,739,063
------------------------------------------------------------------------------------------------------------------------============
Health-Care Management         Aetna Inc.-Major health-care and retirement services company                  45,000        2,458,125
Services
2.08%                          Cigna Corp.-Multiline insurance and medical services company                  35,000        2,878,750

                               Total                                                                                       5,336,875
------------------------------------------------------------------------------------------------------------------------============
Health-Care Services 1.28%     Columbia HCA Healthcare Corp.-A leading HMO                                  120,000        3,270,000
------------------------------------------------------------------------------------------------------------------------============
Household Equipment/Products   Black & Decker Corp.-Manufactures products used
1.14%                          in and around the home, and for commercial applications                       65,000        2,916,875
------------------------------------------------------------------------------------------------------------------------============
Insurance 6.85%                ACE Ltd.-Insurance holding company specializing in
                               property and casualty coverage                                               275,000        4,675,000

                               AON Corp.-Multiline insurance company                                        130,000        4,639,375

                               American General Corp.-A leading provider of financial services, including life/health insurance, annuities, consumer
                               credit and mortgage financing                                                 75,000        5,498,438

                               Jefferson-Pilot Corp.-Life insurance holding company                          40,000        2,715,000

                               Total                                                                                      17,527,813
------------------------------------------------------------------------------------------------------------------------============
Machinery: Agriculture 1.76%   Deere & Co.-World's largest manufacturer of farm equipment                   105,000        4,508,438
------------------------------------------------------------------------------------------------------------------------============
Natural Gas 1.51%              Coastal Corp.-A diversified gas pipeline company                             110,000        3,877,500
------------------------------------------------------------------------------------------------------------------------============
Oil: Integrated Domestic
1.32%                          Atlantic Richfield Co.-Major integrated oil and natural gas company           35,000        3,373,125
------------------------------------------------------------------------------------------------------------------------============
Oil: Integrated                BP Amoco plc ADR-Major integrated petroleum and natural
International 7.08%            gas company with sizeable  interests in chemicals                             60,000        3,656,250

                              *Exxon Corp.-World's largest integrated oil company                            27,000        2,141,437

                               Mobil Corp.-Large international oil company                                   45,000        4,694,063

                               Texaco Inc.-Major integrated oil and natural gas company                      55,000        3,351,563

                               Total Fina SA-Leading French international oil and gas company                65,000        4,298,125

                               Total                                                                                      18,141,438
------------------------------------------------------------------------------------------------------------------------============
Paper and Forest
Products 2.65%                 International Paper Co.-Producer of paper and forest products                130,000        6,784,375
------------------------------------------------------------------------------------------------------------------------============

------------------------------------------------------------------------------------------------------------------------============
Publishing 3.13%               Dow Jones & Co. Inc.-Publisher of The Wall Street Journal
                               and Barron's, and operator of news wires and
                               information retrieval services                                                55,000        3,334,375

                               Gannett Co. Inc.-Major U.S. newspaper publisher                               25,000        1,789,063

                               Tribune Co.-Major Chicago-based newspaper company                             60,000        2,883,750

                               Total                                                                                       8,007,188
------------------------------------------------------------------------------------------------------------------------============

Radio & TV Broadcast 1.42%    *CBS Corp.-Largest pure-play radio and broadcasting company                    70,000        3,640,000
------------------------------------------------------------------------------------------------------------------------============
Retail 2.46%                  *Consolidated Stores Corp.-Major U.S. retailer specializing
                               in closeouts and toys                                                        175,000        2,756,250

                              *Federated Department Stores Inc.-Leading department store retailer            75,000        3,529,688

                               Total                                                                                       6,285,938
------------------------------------------------------------------------------------------------------------------------============
Telecommunications 5.88%       Alltel Corp.-Regional telephone holding company                               65,000        5,622,500

                               Bell Atlantic Corp.-Regional telephone company                                75,000        4,748,438

                               SBC Communications Inc.-Regional telephone monopoly                           90,000        4,674,375

                               Total                                                                                      15,045,313
------------------------------------------------------------------------------------------------------------------------============
Telephone: Long Distance 4.56% AT&T Corp.-Global telecommunications giant                                   120,000        6,705,000

                              *MCI WorldCom Inc.-Diversified telecommunications company                      60,000        4,961,250

                               Total                                                                                      11,666,250
------------------------------------------------------------------------------------------------------------------------============
8



                               STATEMENT OF NET ASSETS
                               LARGE-CAP SERIES November 30, 1999

                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Transportation:                United Parcel Service Inc. Class B-Delivers packages and documents
Miscellaneous .18%             throughout the United States and in other countries                            7,000       $  462,438
------------------------------------------------------------------------------------------------------------------------============

                               Total Investments in Common Stocks (Cost $214,457,726)                                    246,496,188
------------------------------------------------------------------------------------------------------------------------============
Short-Term Investment 3.57%    Associates Corp. 5.68%, due 12/1/1999 (Cost $9,135,000)                    $9,135,000       9,135,000
------------------------------------------------------------------------------------------------------------------------============
                               Total Investments 99.86% (Cost $223,592,726)                                              255,631,188
------------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities .14%                                                                                372,007
------------------------------------------------------------------------------------------------------------------------============

Net Assets 100.00%                                                                                                      $256,003,195
------------------------------------------------------------------------------------------------------------------------============

                               Class A Shares-Net asset value ($169,844,073 / 6,707,627 shares outstanding)                   $25.32

                               Maximum offering price (net asset value plus sales charge of 5.75% of the offering price)      $26.86

                               Class B Shares-Net asset value ($68,589,678 / 2,740,741 shares outstanding)                    $25.03

                               Class C Shares-Net asset value ($17,567,174 / 701,353 shares outstanding)                      $25.05

                               Class P Shares-Net asset value ($1,147.95 / 45.259 shares outstanding)                         $25.36

                               Class Y Shares-Net asset value ($1,121.86 / 44.346 shares outstanding)                         $25.30


                               The descriptions of the companies are unaudited.

                              *Non-income producing security.
                               ADR American Depositary Receipt.
                               See Notes to Financial Statements.


              Statements of Operations

                                                                                                       Year Ended November 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Small-Cap Value     Large-Cap
Investment Income                                                                                              Series        Series
-----------------------------------------------------------------------------------------------------------------------------------
Income        Dividends                                                                                   $ 2,899,980   $ 3,087,453
              Interest                                                                                        435,962       424,620
              Foreign taxes withheld                                                                           (3,240)       (2,000)
              Total income                                                                                  3,332,702     3,510,073
-----------------------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                                                3,562,324     1,498,289
              12b-1 distribution plan-Class A                                                                 676,312       459,880
              12b-1 distribution plan-Class B                                                               1,733,727       534,727
              12b-1 distribution plan-Class C                                                                 528,749       123,491
              12b-1 distribution plan-Class P                                                                       2             3
              Shareholder servicing                                                                         1,522,464       448,924
              Registration                                                                                    177,898        97,777
              Reports to shareholders                                                                         153,042        89,320
              Professional                                                                                     45,237        29,627
              Directors' fees                                                                                   9,755         2,404
              Other                                                                                           167,868        22,128
              Total expenses before reductions                                                              8,577,378     3,306,570
-----------------------------------------------------------------------------------------------------------------------------------
              Expense reductions                                                                              (46,802)       (8,405)
-----------------------------------------------------------------------------------------------------------------------------------
              Net expenses                                                                                  8,530,576     3,298,165
-----------------------------------------------------------------------------------------------------------------------------------
              Net investment income (loss)                                                                 (5,197,874)      211,908
-----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions                                                      (8,631,538)   13,423,990
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                       44,960,551    13,428,381
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                            36,329,013    26,852,371
-----------------------------------------------------------------------------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations                                                      $31,131,139   $27,064,279
-----------------------------------------------------------------------------------------------------------------------------------

              See Notes to Financial Statements.


              Statements of Changes in Net Assets

                                                                                              Year Ended                 Year Ended
                                                                                       November 30, 1999          November 30, 1998
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Small-Cap Value     Large-Cap      Small-Cap    Large-Cap
Increase (Decrease) in Net Assets                                                  Series        Series   Value Series       Series
-----------------------------------------------------------------------------------------------------------------------------------
Operations    Net investment income (loss)                                  $  (5,197,874)   $  211,908   $ (4,088,565)  $  544,083
              Net realized gain (loss) from investment transactions            (8,631,538)   13,423,990    (30,380,175)   1,225,829
              Net change in unrealized appreciation (depreciation) of          44,960,551    13,428,381    (49,772,112)  10,300,214
               investments
              Net increase (decrease) in net assets resulting from             31,131,139    27,064,279    (84,240,852)  12,070,126
               operations
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions                                                 550,688
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
              Net investment income Class A                                                    (477,863)                   (217,361)
              Net investment income Class B                                                        (172)
              Net investment income Class C                                                         (40)
              Net investment income Class P                                                          (1)
              Net investment income Class Y                                                          (2)
              Net realized gain from investment transactions Class A                           (747,010)    (3,626,593)  (1,758,495)
              Net realized gain from investment transactions Class B                           (272,906)    (2,865,444)    (683,991)
              Net realized gain from investment transactions Class C                            (60,913)      (808,272)     (60,358)

              Total                                                                          (1,558,907)    (7,300,309)  (2,720,205)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
              Net proceeds from the sales of shares                           105,814,165   120,696,797    276,645,136   78,226,590
              Net asset value of shares issued in reinvestment of dividends
               and distributions                                                        -     1,507,539      6,933,940    2,588,508

              Total                                                           105,814,165   122,204,336    283,579,076   80,815,098
-----------------------------------------------------------------------------------------------------------------------------------
              Cost of shares reacquired                                      (191,775,139)  (34,859,734)  (112,434,885) (17,358,805)
-----------------------------------------------------------------------------------------------------------------------------------

              Increase (decrease) in net assets derived from capital
               share transactions                                             (85,960,974)   87,344,602    171,144,191   63,456,293
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                             (54,829,835)  112,849,974     79,603,030   73,356,902
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets
              Beginning of year                                               515,378,873   143,153,221    435,775,843   69,796,319
-----------------------------------------------------------------------------------------------------------------------------------
              End of year+                                                   $460,549,038  $256,003,195)  $515,378,873 $143,153,221
-----------------------------------------------------------------------------------------------------------------------------------


+Including undistributed (overdistributed) net investment income of $(1,774) and $12,582, respectively, as of November 30, 1999 and $(1,774) and $278,752,
respectively, as of November 30, 1998.

See Notes to Financial Statements.

      Financial Highlights

      Small-Cap Value Series


                                                                Class A Shares                                        Class B Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                       Year Ended   12/13/95(a)                       Year Ended    11/15/96(b) to
                                                           11/30/    to 11/30/                      November 30,        11/30/
Per Share Operating Performance:        1999       1998      1997         1996        1999       1998       1997         1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $14.36     $16.56    $12.01       $10.00       $14.20     $16.44    $12.00        $11.67
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from
      investment operations
      Net investment income (loss)      (.12)(c)   (.06)(c)   .02(c)       .127        (.22)(c)   (.17)(c)  (.09)(c)       .001
      Net realized and unrealized
      gain (loss) on investments        1.39      (1.85)     4.53         2.658        1.36      (1.82)     4.53           .329

      Total                             1.27      (1.91)     4.55         2.785        1.14      (1.99)     4.44           .33
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment      -          -         -           (.075)        -          -         -             -
      income
      Distributions from net realized    -         (.29)      -           (.700)        -         (.25)      -             -
      gain

      Total                              -         (.29)      -           (.775)        -         (.25)      -             -
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year          $15.63     $14.36    $16.56       $12.01       $15.34     $14.20    $16.44        $12.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return(d)                         8.84%    (11.71)%   37.89%       28.24%(e)     8.03%    (12.27)%   37.00%         2.84%(e)
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver and
      reimbursements                    1.52%(f)   1.28%     1.17%         .01%(e)     2.19%(f)   2.00%     1.86%          .04%(e)
      Expenses, excluding waiver and
      reimbursements                    1.52%(f)   1.28%     1.17%        1.00%(e)     2.19%(f)   2.00%     1.86%          .07%(e)
      Net investment income (loss)      (.80)%     (.37)%     .10%        1.02%(e)    (1.48)%    (1.09)%    (.56)%         .01%(e)
------------------------------------------------------------------------------------------------------------------------------------



                                                                        Class C Shares        Class P Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                       Year Ended  April 1, 1997(b) to   June 23, 1999(b) to
                                                     November 30,         November 30,        November 30,
Per Share Operating Performance:             1999            1998            1997             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $14.20         $16.44          $12.81            $16.41
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from
      investment operations
      Net investment loss(c)                  (.22)          (.17)           (.05)             (.06)
      Net realized and unrealized gain
      (loss)on investments                    1.36          (1.82)           3.68              (.72)

      Total                                   1.14          (1.99)           3.63              (.78)
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Distributions from net realized          -             (.25)            -                 -
      gain
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                $15.34         $14.20          $16.44            $15.63
------------------------------------------------------------------------------------------------------------------------------------

Total Return(d)                               8.03%        (12.27)%         28.34%(e)         (4.75)%(e)
------------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:
      Expenses                                2.19%(f)       2.00%           1.25%(e)           .72%(e)(f)
      Net investment loss                    (1.48)%(f)     (1.09)%          (.30)%(e)         (.41)%(e)(f)
------------------------------------------------------------------------------------------------------------------------------------


                                                             Class Y Shares
                                        Year Ended              12/30/97(b)
                                      November 30,                to 11/30/
Per Share Operating Performance:              1999                    1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $14.40                  $16.34
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from
      investment operations
      Net investment loss(c)                  (.07)                   (.01)
      Net realized and unrealized gain
      (loss)on investments                    1.38                   (1.93)

      Total                                   1.31                   (1.94)
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Distributions from net realized          -                       -
      gain
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                $15.71                  $14.40
------------------------------------------------------------------------------------------------------------------------------------

Total Return(d)                               9.10%                 (11.87)%(e)
------------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:
      Expenses                                1.19%(f)                 .96%(e)
      Net investment loss                     (.47)%(f)               (.05)%(e)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                             Year Ended     December 13, 1995(a) to
                                                                                           November 30,                November 30,
Supplemental Data for All Classes:                         1999                 1998              1997                         1996
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (000)                    $460,549             $515,379          $435,776                    $8,772

      Portfolio turnover rate                                83.93%               67.86%            45.24%                   110.09%
------------------------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b)  Commencement of offering respective class of shares.
(c)  Calculated using average shares outstanding during the period.
(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)  Not annualized.
(f)  The ratio includes expenses paid through an expense offset arrangement.
     See  Notes to Financial Statements.

      Financial Highlights

      Large-Cap Series



                                                                                                                   Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Year Ended November 30,
Per Share Operating Performance:                                         1999         1998         1997          1996         1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                     $21.91        $20.08       $17.86       $15.54       $12.79
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                               .08(a)        .15(a)       .08(a)       .270         .42
      Net realized and unrealized gain on investments                    3.60          2.45         3.21         3.505        3.44

      Total                                                              3.68          2.60         3.29         3.775        3.86
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                               (.10)         (.06)        (.12)        (.57)        (.29)
      Distributions from net realized gain                               (.17)         (.71)        (.95)        (.885)       (.82)

      Total                                                              (.27)         (.77)       (1.07)       (1.455)      (1.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                           $25.32        $21.91       $20.08       $17.86       $15.54
------------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                                         16.99%        13.45%       19.87%       26.25%       32.82%
------------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursements                      1.43%(e)     1.24%         1.52%         .36%         .00%
      Expenses, excluding waiver and reimbursements                      1.43%(e)     1.24%         1.52%         .96%        1.02%
      Net investment income                                               .33%          .74%         .42%        2.24%        3.27%
------------------------------------------------------------------------------------------------------------------------------------



                                                                        Class B Shares                         Class C Shares
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Year Ended   8/1/96(c)                    Year Ended  4/1/97(c)
                                                               November 30,   to 11/30/                November 30,    to 11/30/
Per Share Operating Performance:                1999        1998       1997        1996          1999          1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $21.71     $20.00      $17.83      $15.24        $21.73        $20.01      $16.90
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from
      investment operations
      Net investment income (loss)              (.09)(a)     -(a)(f)   (.06)(a)     .12          (.09)(a)      (.01)(a)    (.07)(a)
      Net realized and unrealized gain
      on investments                            3.58        2.42       3.20        2.66          3.58          2.44        3.18

      Total                                     3.49        2.42       3.14        2.78          3.49          2.43        3.11
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income        -           -        (.02)       (.19)           -             -          -
      Distributions from net realized gain      (.17)       (.71)      (.95)        -            (.17)         (.71)        -

      Total                                     (.17)       (.71)      (.97)       (.19)         (.17)         (.71)        -
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                  $25.03      $21.71     $20.00      $17.83        $25.05        $21.73      $20.01
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                16.21%      12.56%     18.92%      18.39%(d)     16.20%        12.61%      18.40%(d)
-----------------------------------------------------------------------------------------------------------------------------------

      Ratios to  Average Net  Assets:
      Expenses                                  2.11%(e)    2.00%      2.28%        .59%(d)      2.11%(e)      2.00%       1.54%(d)
      Net investment income (loss)              (.35)%      (.01)%     (.34)%       .22%(d)      (.35)%        (.04)%      (.37)%(d)
-----------------------------------------------------------------------------------------------------------------------------------



      Financial Highlights

      Large-Cap Series



                                                                          Class P Shares                  Class Y Shares
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              4/28/99(c)                      5/4/99(c)
Per Share Operating Performance:                                             to 11/30/99                    to 11/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $25.09                         $25.21
-----------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income(a)                                                       .09                            .04
      Net realized and unrealized gain on investments                                .21                            .09

        Total                                                                        .30                            .13
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                                          (.03)                          (.04)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                      $25.36                         $25.30
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(b) (d)                                                                 1.20%                           .52%
-----------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net  Assets(d):
      Expenses                                                                       .92%(e)                        .63%(
      Net investment income                                                          .34%                           .15%
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                 Year Ended November 30,
Supplemental Data for AllClasses:                              1999         1998         1997         1996          1995
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (000)                        $256,003     $143,153      $69,796      $23,592        $7,549

      Portfolio turnover rate                                    60.59%       99.14%       30.81%       62.25%        37.17%
-----------------------------------------------------------------------------------------------------------------------------------

     (a)  Calculated using average shares outstanding during the period.
     (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
     (c)  Commencement of offering respective class of shares.
     (d)  Not annualized.
     (e)  The  ratio   includes   expenses   paid  through  an  expense   offset
          arrangement.
     (f)  Amount less than $.01.
          See  Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies
Lord Abbett Research Fund, Inc. (the "Company") is an open-end manage ment investment company incorporated under Maryland law on April 26, 1992. The Company consists of three separate portfolios. This report covers two of the portfolios ("Series") - Small-Cap Value Series (formerly Small-Cap Series) and Large-Cap Series. Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Securites are valued as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and ask price on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the bid and ask prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities maturing in 60 days or less are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Investment transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) Prior to December 1, 1998, Large-Cap Series followed the accounting practice of equalization whereby a portion of the proceeds from the sales and costs of repurchases of capital shares was allocated to undistributed net investment income. Effective December 1, 1998, the Large-Cap Series discontinued the use of equalization. Discontinuing the use of equalization results in a simpler and more meaningful financial statement presentation.

(e) The organization expenses of Small-Cap Value Series are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee paid is based on average daily net assets for each month at the annual rate of .75 of 1%. At November 30, 1999, management fees payable were $304,454 for Small-Cap Value Series and $111,108 for Large-Cap Series.

Each Series of the Company has Rule 12b-1 plans and agreements (the "Class A, Class B, Class C and Class P Plans") with Lord Abbett Distributor LLC
("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, each Series pays Distributor (1) an annual service fee of 0.25% of the average daily net asset value of Class A shares, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value of Class A shares. Pursuant to the Class B Plan, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, each Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Pursuant to the Class P Plan, each Series pays Distributor an annual service and distribution fee of 0.20% and 0.25%, respectively, of the average daily net asset value of the Class P shares. Class Y of each Series does not have a Rule 12b-1 plan. At November 30, 1999, the 12b-1 fees payable were $182,932 for Small-Cap Value Series and $60,939 for Large-Cap Series.

Small-Cap Value Series, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with the Alpha Series of Lord Abbett Securities Trust pursuant to which the Underlying Funds will pay a portion of the expenses of the Alpha Series in proportion to the average daily value of Underlying Funds' shares owned by the Alpha Series. Other expenses include approximately $140,000 accrued pursuant to this Servicing Arrangement.

Distributor received the following commissions on sales of Class A shares of each Series after concessions were paid to authorized dealers:

                                         Distributor      Dealers'
Series                                    Commissions  Concessions
-------------------------------------------------------------------------------
Small-Cap  Value                             $ 56,661   $  335,370
Large-Cap                                     292,321    1,696,099
-------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Capital
The Company has authorized 240 million shares of $.001 par value capital stock for the Series, designated as follows: Small-Cap Value Series: Class A-20 million, Class B-30 million, Class C-20 million, Class P-20 million, Class Y-30 million; Large-Cap Series: Class A -20 million, Class B-30 million, Class C-20 million, Class P-20 million, Class Y-30 million. Paid in capital for the Company amounted to $489,311,325 for the Small-Cap Value Series and $210,421,354 for the Large-Cap Series at November 30, 1999. Transactions in capital stock were as follows:

                                               Year Ended 11/30/99
--------------------------------------------------------------------------------

                         Small-Cap Value Series        Large-Cap Series
--------------------------------------------------------------------------------
Class A                     Shares          Amount        Shares       Amount
--------------------------------------------------------------------------------
Sales of shares          4,651,787    $ 75,759,779     3,072,501  $74,412,345
--------------------------------------------------------------------------------
Shares issued to share-
holders in reinvestment
of dividends and
distributions                    -               -        54,377    1,192,790
--------------------------------------------------------------------------------
Total                    4,651,787      75,759,779     3,126,878   75,605,135
--------------------------------------------------------------------------------
Shares reacquired       (6,476,363)    (95,848,509)   (1,015,292) (23,925,525)
--------------------------------------------------------------------------------
Increase (Decrease)     (1,824,576)   $(20,088,730)    2,111,586  $51,679,610
--------------------------------------------------------------------------------

Notes to Financial Statements

                                               Year Ended 11/30/98
--------------------------------------------------------------------------------

                     Small-Cap Value Series       Large-Cap Series
--------------------------------------------------------------------------------
Class A                Shares        Amount    Shares       Amount
--------------------------------------------------------------------------------
Sales of shares     6,447,168  $106,238,429 2,662,006  $54,926,487
--------------------------------------------------------------------------------
Shares issued to share-
holders in reinvestment
of dividends and
distributions         214,484     3,431,712    97,208    1,896,265
--------------------------------------------------------------------------------
Total               6,661,652   109,670,141 2,759,214   56,822,752
--------------------------------------------------------------------------------
Shares reacquired  (3,627,964)  (54,893,698) (605,676) (12,303,172)
--------------------------------------------------------------------------------
Increase            3,033,688   $54,776,443 2,153,538  $44,519,580
--------------------------------------------------------------------------------

                                               Year Ended 11/30/99
--------------------------------------------------------------------------------

                     Small-Cap Value Series       Large-Cap Series
--------------------------------------------------------------------------------
Class B                Shares        Amount    Shares       Amount
--------------------------------------------------------------------------------
Sales of shares       828,910  $ 12,470,571 1,429,541  $34,164,653
--------------------------------------------------------------------------------
Shares issued to share-
holders in reinvestment
of distributions            -             -    11,962      255,502
--------------------------------------------------------------------------------
Total                 828,910    12,470,571 1,441,503   34,420,155
--------------------------------------------------------------------------------
Shares reacquired  (4,647,173)  (67,423,653) (301,029)  (7,175,003)
--------------------------------------------------------------------------------
Increase (Decrease)(3,818,263) $(54,953,082)1,140,474  $27,245,152
--------------------------------------------------------------------------------

                                               Year Ended 11/30/98
--------------------------------------------------------------------------------

                     Small-Cap Value Series       Large-Cap Series
--------------------------------------------------------------------------------
Class B                Shares        Amount    Shares       Amount
--------------------------------------------------------------------------------
Sales of shares     5,076,837   $83,914,314   822,431  $17,009,086
--------------------------------------------------------------------------------
Shares issued to share-
holders in reinvestment
of distributions      171,715     2,735,421    32,991      633,431
--------------------------------------------------------------------------------
Total               5,248,552    86,649,735   855,422   17,642,517
--------------------------------------------------------------------------------
Shares reacquired  (2,413,115)  (35,334,535) (212,259)  (4,357,417)
--------------------------------------------------------------------------------
Increase            2,835,437   $51,315,200   643,163  $13,285,100
--------------------------------------------------------------------------------

                                               Year Ended 11/30/99
--------------------------------------------------------------------------------

                     Small-Cap Value Series       Large-Cap Series
--------------------------------------------------------------------------------
Class C                Shares        Amount    Shares       Amount
--------------------------------------------------------------------------------
Sales of shares       507,260  $  7,620,650   502,800  $12,117,536
--------------------------------------------------------------------------------
Shares issued to share-
holders in reinvestment
of distributions            -            -      2,771       59,247
--------------------------------------------------------------------------------
Total                 507,260     7,620,650   505,571   12,176,783
--------------------------------------------------------------------------------
Shares reacquired  (1,944,301)  (28,400,305) (158,988)  (3,759,206)
--------------------------------------------------------------------------------
Increase (Decrease)(1,437,041) $(20,779,655)  346,583 $  8,417,577
--------------------------------------------------------------------------------

                                               Year Ended 11/30/98
--------------------------------------------------------------------------------

                     Small-Cap Value Series       Large-Cap Series
--------------------------------------------------------------------------------
Class C                Shares        Amount    Shares       Amount
--------------------------------------------------------------------------------
Sales of shares     2,714,384  $ 45,179,963   306,208   $6,291,017
--------------------------------------------------------------------------------
Shares issued to share-
holders in reinvestment
of distributions       48,136       766,807     3,059       58,812
--------------------------------------------------------------------------------
Total               2,762,520    45,946,770   309,267    6,349,829
--------------------------------------------------------------------------------
Shares reacquired  (1,441,481)  (21,034,948)  (34,936)    (698,216)
--------------------------------------------------------------------------------
Increase            1,321,039  $ 24,911,822   274,331   $5,651,613
--------------------------------------------------------------------------------

                                                           4/28/99
                                                  (Commencement of
                                           Offering Class P Shares) to
                                                          11/30/99
--------------------------------------------------------------------------------

                     Small-Cap Value Series       Large-Cap Series
--------------------------------------------------------------------------------
Class P                 Shares       Amount     Shares      Amount
--------------------------------------------------------------------------------
Sales of shares             69       $1,126         45      $1,131
--------------------------------------------------------------------------------
Increase                    69       $1,126         45      $1,131
--------------------------------------------------------------------------------

                                                            5/4/99
                                                  (Commencement of
                                       Offering Class Y Shares) to
                        Year Ended 11/30/99               11/30/99
--------------------------------------------------------------------------------

                     Small-Cap Value Series       Large-Cap Series
--------------------------------------------------------------------------------
Class Y                 Shares       Amount     Shares      Amount
--------------------------------------------------------------------------------
Sales of shares        686,634   $9,962,039         44      $1,132
--------------------------------------------------------------------------------
Shares reacquired       (6,482)    (102,672)         -           -
--------------------------------------------------------------------------------
Increase               680,152   $9,859,367         44      $1,132
--------------------------------------------------------------------------------

                                                            12/30/97
                                                    (Commencement of
                                         Offering Class Y Shares) to
                                                            11/30/98
--------------------------------------------------------------------------------

                                              Small-Cap Value Series
--------------------------------------------------------------------------------
Class Y                                         Shares      Amount
--------------------------------------------------------------------------------
Sales of shares                              2,570,909 $41,312,430
--------------------------------------------------------------------------------
Shares reacquired                              (92,873) (1,171,704)
--------------------------------------------------------------------------------
Increase                                     2,478,036 $40,140,726
--------------------------------------------------------------------------------



4. Distributions
Dividends from net investment income are declared annually for the Small-Cap Value Series and semi-annually for the Large-Cap Series. Net realized gain from investment transactions, if any, is distributed to shareholders annually. At November 30, 1999, accumulated net realized gain (loss) for each Series was as follows:

--------------------------------------------------------------------------------
Small-Cap Value Series                                $(39,011,713)
Large-Cap Series                                        13,530,797
--------------------------------------------------------------------------------

Income and capital gain  distributions  are determined in accordance with income
tax   regulations   which  may  differ  from  methods  used  to  determine   the
corresponding income and capital gain amounts in accordance with generally accepted accounting principles. Distributions declared on December 9, 1999 and paid on December 17, 1999, to shareholders of record on December 9, 1999 were as follows:
                                                     Rate    Aggregate
                                                Per Share       Amount
--------------------------------------------------------------------------------
Large-Cap Series-Net Investment Income-Class A    $0.0304  $  205,477
Large-Cap Series-Net Investment Income-Class P     0.0077        0.35
Large-Cap Series-Net Investment Income-Class Y     0.1058           5
Large-Cap Series-Capital Gains-Class A             1.3065   8,830,762
Large-Cap Series-Capital Gains-Class B             1.3065   3,603,002
Large-Cap Series-Capital Gains-Class C             1.3065     919,660
Large-Cap Series-Capital Gains-Class P             1.3065          59
Large-Cap Series-Capital Gains-Class Y             1.3065          58
--------------------------------------------------------------------------------

At November 30, 1999, the Small-CapValue Series had a capital loss carryforward of $39,011,713, of which $30,380,175 will expire in 2006 and $8,631,538 in 2007.

5. Purchases and Sales of Securities
Purchases and sales of securities (other than short-term investments) for the year ended November 30, 1999 were as follows:

Series                                     Purchases         Sales
--------------------------------------------------------------------------------
Small-Cap Value                         $392,511,888  $465,852,224
Large-Cap                                202,327,059   116,560,879
--------------------------------------------------------------------------------

Notes to Financial Statements

As of November 30, 1999, net unrealized appreciation, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
                         Net Unrealized     Unrealized      Unrealized
Series                     Appreciation   Appreciation  (Depreciation)
--------------------------------------------------------------------------------
Small-Cap Value             $10,251,200    $62,299,127   $(52,047,927)
Large-Cap                    32,038,462     40,671,359     (8,632,897)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.


6. Directors` Remuneration
The Directors of theCompany associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at November 30, 1999 under a deferred compensation plan, were $16,254.

7. Line of Credit
Each Series, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility was at an annual rate of 0.06% during the year. Effective December 17, 1999, this fee was increased to 0.09% per annum. There were no loans outstanding pursuant to this Facility at November 30, 1999, nor was the Facility utilized at any time during the year.

8. Expense Reduction
The Company has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

9. Transactions with Affiliated Companies
An affiliated company is a company in which a Series has ownership of at least 5% of the voting securities of the underlying issuer. Small-Cap Value Series had the following transactions during the year with companies that are affiliates:

                                   Balance of                            Balance of
                                  Shares Held        Gross      Gross   Shares Held            Value
Affiliates                      Nov. 30, 1998    Purchases      Sales Nov. 30, 1999    Nov. 30, 1999
----------------------------------------------------------------------------------------------------
BEI Technologies Inc.                 400,000       25,000    (10,000)      415,000      $ 5,343,125
----------------------------------------------------------------------------------------------------
Baker (Michael) Corp.                 550,000            -    (38,500)      511,500        3,324,750
----------------------------------------------------------------------------------------------------
Good Guys Inc.
Warrants expiring 8/19/2002                 -      387,500          -       387,500        1,822,710
----------------------------------------------------------------------------------------------------
Good Guys Inc.                              -    1,399,100          -     1,399,100       11,367,688
----------------------------------------------------------------------------------------------------
Ivex Packaging Corp.                   28,100    1,021,900          -     1,050,000       11,090,625
----------------------------------------------------------------------------------------------------
Moog Inc. Class A                     547,100            -    (91,900)      455,200       11,949,000
----------------------------------------------------------------------------------------------------
Neutral Posture Ergonomics Inc.       310,000            -   (118,300)      191,700          239,625
----------------------------------------------------------------------------------------------------
Rogers Corp.                          685,000            -    (21,200)      663,800       26,759,438
----------------------------------------------------------------------------------------------------
Smithway Motor Express Corp. Class A  325,000       25,000    (78,600)      271,400        1,153,450
----------------------------------------------------------------------------------------------------


                                 Realized Gain (Loss)       Dividend Income
                                     Dec. 1, 1998 to        Dec. 1, 1998 to
Affiliates                             Nov. 30, 1999          Nov. 30, 1999
-------------------------------------------------------------------------------
BEI Technologies Inc.                      $  21,588                $40,980
-------------------------------------------------------------------------------
Baker (Michael) Corp.                        (19,360)                     -
-------------------------------------------------------------------------------
Good Guys Inc.
Warrants expiring 8/19/2002                        -                      -
-------------------------------------------------------------------------------
Good Guys Inc.                                     -                      -
-------------------------------------------------------------------------------
Ivex Packaging Corp.                               -                      -
-------------------------------------------------------------------------------
Moog Inc. Class A                            178,975                      -
-------------------------------------------------------------------------------
Neutral Posture Ergonomics Inc.             (483,242)                     -
-------------------------------------------------------------------------------
Rogers Corp.                                  94,721                      -
-------------------------------------------------------------------------------
Smithway Motor Express Corp. Cla            (576,781)                     -
-------------------------------------------------------------------------------

Copyright (C) 2000 by Lord Abbett Research Fund, Inc., 90 Hudson Street, Jersey City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Research Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained in this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Research Fund, Inc.:

We have audited the accompanying statements of net assets of Lord Abbett Research Fund, Inc.-Small-Cap Value Series and Large-Cap Series as of Novem ber 30, 1999, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1999 by cor res pondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc.-Small-Cap Value Series and Large-Cap Series at November 30, 1999, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented in conformity with generally accepted accounting principles.

[GRAPHIC OMITTED]

Deloitte & Touche LLP
New York, New York
January 28, 2000


[LOGO]

Lord Abbett mutual fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street, Jersey City, New Jersey 07302

LARF-2-1199
(1/00)